Note 35 - Derivatives - Cash Flow Hedge Balances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Hedge Balances
Reported in Equity	[1]	€ (42)	€ 11	€ 21
thereof relates to terminated programs		0	0	0
Gains (losses) posted to equity for the year ended		1	(14)	(2)
Gains (losses) removed from equity for the year ended		(54)	4	(2)
thereof relates to terminated programs		0	0	0
Changes of hedged item's value used for hedge effectiveness		66	(7)	0
Ineffectiveness recorded within P&L		€ 25	€ (12)	€ 0

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.